SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Computed expected income tax (benefit)	$ (3,616,011)	$ (2,002,638)
Tax rate differential benefit from tax holiday	952,236	801,931
Permanent differences	231,390	117,180
Tax effect of deductible temporary differences not recognized	1,016,965	801,244
Non-deductible tax loss	1,416,291	212,425
Income tax expense (benefit)	$ 871	$ (69,858)